Derivative Instruments (Maturity Of The Notional Amounts Of Derivative Financial Instruments) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Maturity of the notional amounts of derivative financial instruments
Remaining Life Less Than 1 Year	$ 126,871
Remaining Life - 1 - 5 Years	57,640
Remaining Life - 6 - 10 Years	34,369
Remaining Life - 11 - 30 Years	23,242
Remaining Life Over - 30 Years	15,337
Remaining Life - Total Years	257,459	$ 199,195
Interest Rate Contracts [Member]
Maturity of the notional amounts of derivative financial instruments
Remaining Life Less Than 1 Year	31,463
Remaining Life - 1 - 5 Years	27,958
Remaining Life - 6 - 10 Years	24,892
Remaining Life - 11 - 30 Years	21,196
Remaining Life Over - 30 Years	4,213
Remaining Life - Total Years	$ 109,722
Derivative maturity date	Apr. 20, 2067
Foreign currency contracts [Member]
Maturity of the notional amounts of derivative financial instruments
Remaining Life Less Than 1 Year	$ 261
Remaining Life - 1 - 5 Years	730
Remaining Life - 6 - 10 Years	1,681
Remaining Life - 11 - 30 Years	2,037
Remaining Life Over - 30 Years	69
Remaining Life - Total Years	$ 4,778
Derivative maturity date	Jun. 16, 2061
Equity market contracts [Member]
Maturity of the notional amounts of derivative financial instruments
Remaining Life Less Than 1 Year	$ 95,134
Remaining Life - 1 - 5 Years	28,952
Remaining Life - 6 - 10 Years	7,796
Remaining Life - 11 - 30 Years	9
Remaining Life Over - 30 Years	11,055
Remaining Life - Total Years	142,946
Credit contracts [Member]
Maturity of the notional amounts of derivative financial instruments
Remaining Life Less Than 1 Year	13
Remaining Life - Total Years	$ 13	$ 49